Premises, Equipment And Leases (Minimum Future Lease Payments For Noncancelable Operating Leases On Premises And Equipment ) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Property Plant And Equipment [Abstract]
2017	$ 18,847
2018	16,681
2019	14,175
2020	12,668
2021	11,290
2022 and after	42,742
Total minimum lease payments	$ 116,403